Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting
Segment Reporting

(14) Segment Reporting

The Company operates under four reportable segments: U.S. Equities, European Equities, U.S. Options and Global FX. The Company evaluates segment performance primarily based on operating income (loss). The Company has aggregated all of its corporate costs, as well as other business ventures, within Corporate Items and Eliminations; however, professional and contract services that relate to activities of a specific segment have been allocated to that segment.

•

The U.S. Equities segment includes listed cash equities and exchange‑traded products transaction services that occur on BZX, BYX, EDGX and EDGA. It also includes the listed cash equities and exchange‑traded products routed transaction services that occur on Trading and DE Route. It also includes the listings business where ETPs are listed on BZX. The Company acquired Direct Edge on January 31, 2014. As of January 12, 2015, the Company ceased routing transactions through DE Route.

•

The European Equities segment includes the pan‑European listed cash equities transaction services, ETFs, exchange‑traded commodities and international depository receipts that occur on the RIE, BTL. It also includes the listed cash equities and exchange‑traded products routed transaction services that occur on Chi‑X Europe, as well as the listings business where ETPs can be listed on BTL.

•

The U.S. Options segment includes the listed equity options transaction services that occur on BZX and EDGX. It also includes the listed equity options routed transaction services that occur on Trading.

•	The Global FX segment includes institutional spot FX services that occur on the Hotspot platform. The Company acquired Hotspot on March 13, 2015.

Summarized financial data of the Company’s reportable segments was as follows (in millions):

					Corporate
		European			items and
	U.S. Equities	Equities	U.S. Options	Global FX	eliminations	Total
2015:
Revenues	$1,386.8	$117.9	$242.2	$31.8	$—	$1,778.7
Revenues less cost of revenues	259.4	67.1	26.1	31.8	—	384.4
Depreciation and amortization	18.6	8.3	1.6	12.3	—	40.8
Operating income (loss)	149.2	31.9	9.8	(6.6)	(2.0)	182.3
Total assets	475.5	267.0	21.8	440.9	101.8	1,307.0
Goodwill	253.5	179.6	—	308.2	—	741.3
Intangible assets, net	106.6	32.6	—	99.6	0.2	239.0
Debt	—	—	—	0	677.6	677.6
Purchases of property and equipment	7.0	1.3	—	5.6	—	13.9
2014:
Revenues	$1,234.5	$99.1	$124.6	$—	$—	$1,458.2
Revenues less cost of revenues	224.3	66.4	16.8	—	—	307.5
Depreciation and amortization	19.9	7.6	0.9	—	—	28.4
Operating income (loss)	83.0	30.4	8.3	—	(2.1)	119.6
Total assets	704.9	283.0	6.2	—	6.0	1,000.1
Goodwill	253.5	188.2	—	—	—	441.7
Intangible assets, net	115.1	41.2	—	—	0.2	156.5
Debt	—	—	—	—	467.9	467.9
Purchases of property and equipment	24.4	0.8	—	—	—	25.2
2013:
Revenues	$662.8	$86.4	$92.3	$—	$—	$841.5
Revenues less cost of revenues	123.9	57.6	15.3	—	—	196.8
Depreciation and amortization	4.4	9.9	0.9	—	—	15.2
Operating income (loss)	77.3	17.4	8.4	—	(1.5)	101.6
Total assets	215.8	297.2	6.8	—	(67.5)	452.3
Goodwill	—	198.0	—	—	—	198.0
Intangible assets, net	—	48.8	—	—	0.2	49.0
Debt	—	—	—	—	241.4	241.4
Purchases of property and equipment	3.3	0.2	0.1	—	—	3.6

Geographic Data

The following table presents revenues and long‑lived assets, net by geographic area for 2015, 2014 and 2013 (in millions). Revenues are classified based upon the location of the trading venue. Long‑lived assets information is based on the physical location of the assets.

	Total	Long-lived
	revenues	assets
2015:
United States	$1,660.8	$793.5
United Kingdom	117.9	216.4
Total	$1,778.7	$1,009.9
2014:
United States	$1,359.1	$396.0
United Kingdom	99.1	231.2
Total	$1,458.2	$627.2
2013:
United States	$755.1	$8.1
United Kingdom	86.4	250.4
Total	$841.5	$258.5